SEGMENT INFORMATION (Schedule of Segment Information) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenues		₪ 3,234	[1]	₪ 3,259	[2]	₪ 3,268	[2]
Cost of revenues		2,707	[1]	2,700	[2]	2,627	[2]
Gross profit		527	[1]	559	[2]	641	[2]
Income with respect to settlement agreement with Orange	[2]					108
Other income, net		28	[1]	28	[2]	31	[2]
Operating profit		87	[1]	116	[2]	315	[2]
Adjusted EBITDA
Depreciation and amortization	[2]	751		592		580
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA	[2]	853		722		917
Depreciation and amortization	[2]	(751)		(592)		(580)
Finance costs, net		(68)	[1]	(53)	[2]	(180)	[2]
Income tax expenses			[1],[3]	(7)	[2]	(21)	[2]
Other	[2]	(15)		(14)		(22)
Profit for the year		19	[1]	56	[2]	114	[2]
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services	[2]	1,783		1,827		1,960
Inter-segment revenue - Services	[2]	15		16		18
Segment revenue - Equipment	[2]	571		643		610
Total revenues	[2]	2,369		2,486		2,588
Segment cost of revenues - Services	[2]	1,367		1,435		1,470
Inter-segment cost of revenues- Services	[2]	147		154		154
Segment cost of revenues - Equipment	[2]	464		509		490
Cost of revenues	[2]	1,978		2,098		2,114
Gross profit	[2]	391		388		474
Operating expenses	[2],[4]	334		343		367
Income with respect to settlement agreement with Orange	[2]					108
Other income, net	[2]	20		23		29
Operating profit	[2]	77		68		244
Adjusted EBITDA
Depreciation and amortization	[2]	542		442		445
Other	[2],[5]	16		14		21
Segment Adjusted EBITDA	[2],[6]	635		524		710
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization	[2]	(542)		(442)		(445)
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services	[2]	777		697		622
Inter-segment revenue - Services	[2]	148		155		155
Segment revenue - Equipment	[2]	103		92		76
Total revenues	[2]	1,028		944		853
Segment cost of revenues - Services	[2]	810		696		613
Inter-segment cost of revenues- Services	[2]	16		17		19
Segment cost of revenues - Equipment	[2]	66		60		54
Cost of revenues	[2]	892		773		686
Gross profit	[2]	136		171		167
Operating expenses	[2],[4]	134		128		98
Other income, net	[2]	8		5		2
Operating profit	[2]	10		48		71
Adjusted EBITDA
Depreciation and amortization	[2]	209		150		135
Other	[2],[5]	(1)				1
Segment Adjusted EBITDA	[2],[6]	218		198		207
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Depreciation and amortization	[2]	(209)		(150)		(135)
Elimination [Member]
Disclosure of operating segments [line items]
Inter-segment revenue - Services	[2]	(163)		(171)		(173)
Total revenues	[2]	(163)		(171)		(173)
Inter-segment cost of revenues- Services	[2]	(163)		(171)		(173)
Cost of revenues	[2]	(163)		(171)		(173)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services	[2]	2,560		2,524		2,582
Segment revenue - Equipment	[2]	674		735		686
Total revenues	[2]	3,234		3,259		3,268
Segment cost of revenues - Services	[2]	2,177		2,131		2,083
Segment cost of revenues - Equipment	[2]	530		569		544
Cost of revenues	[2]	2,707		2,700		2,627
Gross profit	[2]	527		559		641
Operating expenses	[2],[4]	468		471		465
Income with respect to settlement agreement with Orange	[2]					108
Other income, net	[2]	28		28		31
Operating profit	[2]	₪ 87		₪ 116		₪ 315

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.
[3]	Representing an amount of less than NIS 1 million.
[4]	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.
[5]	Mainly amortization of employee share based compensation.
[6]	Adjusted EBITDA as reviewed by the CODM represents Earnings before Interest (finance costs, net), Taxes, Depreciation and Amortization (including amortization of intangible assets, deferred expenses-right of use and impairment charges) and Other expenses (mainly amortization of share based compensation). Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term "Adjusted EBITDA" is to highlight the fact that the Amortization includes amortization of deferred expenses - right of use and amortization of employee share based compensation and impairment charges.